EATON VANCE BALANCED FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GLOBAL SMALL-CAP FUND

(formerly Eaton Vance Small-Cap Value Fund)

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND

Supplement to Prospectus dated May 1, 2015

Eaton Vance Balanced Fund and Eaton Vance Stock Fund are now offered through separate stand-alone Prospectuses and are no longer included herein.

February 26, 2016	21079 2.26.16

EATON VANCE BALANCED FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GLOBAL SMALL-CAP FUND

(formerly Eaton Vance Small-Cap Value Fund)

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND

Supplement to Statement of Additional Information dated May 1, 2015

Eaton Vance Balanced Fund and Eaton Vance Stock Fund are now offered through separate stand-alone Statements of Additional Information and are no longer included herein.

February 26, 2016	2.26.16